Income Taxes (Tables)	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Schedule of income (loss) before income taxes and non-controlling interest allocation

	For the year ended	For the year ended	For the year ended
	December 31, 2019	December 31, 2018	December 31, 2017
United States	$1,904,846	$599,898	$90,466
Foreign	15,055,213	10,374,099	8,963,428
Total	$16,960,059	$10,973,997	$9,053,894

Schedule of significant components of income tax provision

	For the year ended	For the year ended	For the year ended
	December 31, 2019	December 31, 2018	December 31, 2017
Current tax provision:
United States	$17,837	$-	$4,455
Foreign	2,217,112	595,461	783,915

Deferred tax provision:
Foreign	319,483	531,275	-
Total	$2,554,432	$1,126,736	$788,370

Schedule of table reconciles statutory rates to effective tax rate

	For the year ended December 31,	For the year ended December 31,	For the year ended December 31,
	2019	2018	2017
U.S. Statutory rates	21.0%	21.0%	34.0%
Foreign income not recognized in the U.S.	(20.8)	(19.4)	(32.5)
Foreign income tax rate	25.0	25.0	25.0
Effect of favorable income tax rate in certain entity in PRC	(8.9)	(10.5)	(8.1)
R&D tax credit (1)	(2.6)	(3.5)	(2.4)
Change in valuation allowance	(1.9)	(1.7)	(0.3)
Non-taxable permanent difference (2)	3.3	(0.6)	(7.0)
Effective tax rate	15.1%	10.3%	8.7%

(1)	From 1 January 2018 to 31 December 2020, for R&D expenses incurred for new technology, new products, or new craftsmanship, an extra 75% of the actual expenses incurred are also tax-deductible as an incentive.

(2)	It represents expenses incurred by the Company that were not deductible for PRC income tax and income (loss) generated in countries with no income tax obligations.